OTHER (INCOME) EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Income from associates and joint ventures	$ 0	$ (14)
Other investment income	(32)	(5)
Total other income	32	19
Recovery on wind-down of shomi	$ 0	$ (20)